Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Cash Reserves))	0 Months Ended
Oct. 28, 2011
Class A
Average Annual Return:
1 Year	0.01%
5 Years	2.25%
10 Years (or life of class, if less)	1.84%
Inception Date	Jan. 03, 1989
Class B
Average Annual Return:
1 Year	(4.99%)
5 Years	1.71%
10 Years (or life of class, if less)	1.66%
Inception Date	Aug. 17, 1993
Class C
Average Annual Return:
1 Year	(0.99%)
5 Years	2.06%
10 Years (or life of class, if less)	1.58%
Inception Date	Dec. 01, 1993
Class N
Average Annual Return:
1 Year	(0.99%)
5 Years	2.07%
10 Years (or life of class, if less)	1.60%
Inception Date	Mar. 01, 2001